BONDS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Bonds Payable
SCHEDULE OF BONDS PAYABLE	Convertible note consists of the following:
	June 30,	December 31,
	2025	2024
	US$	US$
Convertible Promissory Note	3,500,000	7,500,000
Total convertible note	3,500,000	7,500,000